Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.(a)	176,217	6,775,544
Entertainment 0.1%
World Wrestling Entertainment, Inc., Class A	60,297	2,976,260
Interactive Media & Services 0.4%
TripAdvisor, Inc.(a)	131,478	3,400,021
Yelp, Inc.(a)	92,361	3,166,135
Ziff Davis, Inc.(a)	64,383	7,331,292
Total		13,897,448
Media 1.0%
Cable One, Inc.	6,613	11,718,633
John Wiley & Sons, Inc., Class A	58,132	3,021,701
New York Times Co. (The), Class A	223,174	10,600,765
TEGNA, Inc.	295,289	5,831,958
Total		31,173,057
Wireless Telecommunication Services 0.1%
Telephone and Data Systems, Inc.	132,023	2,334,166
Total Communication Services		57,156,475
Consumer Discretionary 15.1%
Auto Components 1.7%
Adient PLC(a)	125,841	5,341,950
Dana, Inc.	193,973	4,170,419
Fox Factory Holding Corp.(a)	56,234	9,884,250
Gentex Corp.	319,155	10,988,507
Goodyear Tire & Rubber Co. (The)(a)	375,287	7,547,022
Lear Corp.	79,792	13,388,300
Visteon Corp.(a)	37,376	3,958,866
Total		55,279,314
Automobiles 0.5%
Harley-Davidson, Inc.	205,482	7,526,805
Thor Industries, Inc.	73,949	7,817,149
Total		15,343,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B	5,392	3,054,676
Grand Canyon Education, Inc.(a)	60,352	4,373,709
H&R Block, Inc.	237,816	5,631,483
Service Corp. International	223,824	14,808,196
Total		27,868,064
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.(a)	109,420	6,413,106
Choice Hotels International, Inc.	43,839	6,293,088
Churchill Downs, Inc.	46,304	10,382,283
Cracker Barrel Old Country Store, Inc.	31,689	3,866,692
Jack in the Box, Inc.	28,946	2,390,940
Marriott Vacations Worldwide Corp.	57,041	8,707,309
Papa John’s International, Inc.	43,464	5,299,131
Scientific Games Corp., Class A(a)	128,715	8,227,463
Six Flags Entertainment Corp.(a)	103,225	3,774,938
Texas Roadhouse, Inc.	93,267	7,735,565
Travel + Leisure Co.	115,263	5,673,245
Wendy’s Co. (The)	238,051	4,899,089
Wingstop, Inc.	39,728	6,380,317
Wyndham Hotels & Resorts, Inc.	124,913	9,928,085
Total		89,971,251
Household Durables 1.7%
Helen of Troy Ltd.(a)	32,187	7,740,974
KB Home	120,143	4,804,519
Taylor Morrison Home Corp., Class A(a)	167,340	5,197,580
Tempur Sealy International, Inc.	262,448	11,243,272
Toll Brothers, Inc.	154,898	9,831,376
TopBuild Corp.(a)	43,989	11,867,792
Tri Pointe Homes, Inc.(a)	151,981	3,794,966
Total		54,480,479
Columbia Mid Cap Index Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.3%
Brunswick Corp.	103,510	9,720,624
Callaway Golf Co.(a)	156,457	4,218,081
Mattel, Inc.(a)	466,097	9,885,918
Polaris, Inc.	76,071	8,503,977
YETI Holdings, Inc.(a)	116,789	10,763,274
Total		43,091,874
Multiline Retail 0.6%
Kohl’s Corp.	208,670	10,690,164
Nordstrom, Inc.(a)	148,562	3,145,057
Ollie’s Bargain Outlet Holdings, Inc.(a)	81,093	5,018,846
Total		18,854,067
Specialty Retail 3.7%
American Eagle Outfitters, Inc.	203,848	5,277,625
AutoNation, Inc.(a)	58,331	7,224,294
Dick’s Sporting Goods, Inc.	87,530	10,290,027
Five Below, Inc.(a)	74,786	15,214,464
Foot Locker, Inc.	120,318	5,491,313
GameStop Corp., Class A(a)	83,103	16,305,640
Lithia Motors, Inc., Class A	40,404	11,770,897
Murphy U.S.A., Inc.	31,758	5,504,614
Restoration Hardware Holdings, Inc.(a)	22,752	13,268,511
Urban Outfitters, Inc.(a)	88,004	2,787,087
Victoria’s Secret & Co.(a)	100,304	5,444,501
Williams-Sonoma, Inc.	100,332	19,548,687
Total		118,127,660
Textiles, Apparel & Luxury Goods 1.9%
Capri Holdings Ltd.(a)	203,035	12,023,733
Carter’s, Inc.	58,783	5,938,847
Columbia Sportswear Co.	46,697	4,554,358
Crocs, Inc.(a)	83,325	13,666,967
Deckers Outdoor Corp.(a)	36,948	14,978,719
Skechers U.S.A., Inc., Class A(a)	180,169	8,093,191
Total		59,255,815
Total Consumer Discretionary		482,272,478
Consumer Staples 3.4%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	12,539	5,657,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	183,161	12,116,100
Casey’s General Stores, Inc.	49,451	9,607,835
Grocery Outlet Holding Corp.(a)	116,584	3,376,273
Performance Food Group, Inc.(a)	205,258	8,273,950
Sprouts Farmers Market, Inc.(a)	152,518	4,035,626
Total		37,409,784
Food Products 1.7%
Darling Ingredients, Inc.(a)	216,466	14,615,784
Flowers Foods, Inc.	265,856	6,864,402
Hain Celestial Group, Inc. (The)(a)	125,682	4,955,641
Ingredion, Inc.	89,494	8,334,576
Lancaster Colony Corp.	26,489	3,872,692
Pilgrim’s Pride Corp.(a)	65,092	1,827,784
Post Holdings, Inc.(a)	78,282	7,562,041
Sanderson Farms, Inc.	28,333	5,320,371
Tootsie Roll Industries, Inc.	23,331	733,760
Total		54,087,051
Household Products 0.1%
Energizer Holdings, Inc.	84,014	3,124,481
Personal Products 0.2%
Coty, Inc., Class A(a)	446,909	4,348,425
Nu Skin Enterprises, Inc., Class A	66,962	2,938,292
Total		7,286,717
Total Consumer Staples		107,565,253
Energy 2.1%
Energy Equipment & Services 0.4%
ChampionX Corp.(a)	269,534	5,501,189
NOV, Inc.(a)	521,838	6,220,309
Total		11,721,498
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Corp.	433,644	4,210,683
CNX Resources Corp.(a)	291,063	3,970,099
DT Midstream, Inc.	129,375	5,934,431
EQT Corp.(a)	403,913	7,848,030
Equitrans Midstream Corp.	543,030	5,223,949
HollyFrontier Corp.	199,665	6,453,173

2	Columbia Mid Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	193,893	5,153,676
Targa Resources Corp.	305,400	15,767,802
Total		54,561,843
Total Energy		66,283,341
Financials 14.9%
Banks 7.1%
Associated Banc-Corp.	204,308	4,474,345
Bank of Hawaii Corp.	54,064	4,313,226
Bank OZK	162,729	7,275,614
Cadence Bank	261,712	7,647,225
Cathay General Bancorp	104,395	4,375,194
CIT Group, Inc.	132,420	6,496,525
Commerce Bancshares, Inc.	141,967	9,909,297
Cullen/Frost Bankers, Inc.	75,662	9,525,089
East West Bancorp, Inc.	189,497	14,591,269
First Financial Bankshares, Inc.	171,127	8,542,660
First Horizon Corp.	733,708	11,834,710
FNB Corp.	426,761	4,976,033
Fulton Financial Corp.	217,809	3,439,204
Glacier Bancorp, Inc.	144,718	7,858,187
Hancock Whitney Corp.	116,001	5,542,528
Home Bancshares, Inc.	201,629	4,824,982
International Bancshares Corp.	71,099	2,986,869
PacWest Bancorp	156,555	7,004,271
Pinnacle Financial Partners, Inc.	101,653	9,698,713
Prosperity Bancshares, Inc.	124,121	8,847,345
Signature Bank	80,989	24,482,975
Sterling Bancorp	257,370	6,385,350
Synovus Financial Corp.	195,598	8,858,633
Texas Capital Bancshares, Inc.(a)	67,580	3,806,106
UMB Financial Corp.	57,472	5,780,534
Umpqua Holdings Corp.	294,017	5,603,964
United Bankshares, Inc.	172,569	6,165,890
Valley National Bancorp	543,081	7,299,009
Webster Financial Corp.	120,998	6,520,582
Wintrust Financial Corp.	76,186	6,668,560
Total		225,734,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.9%
Affiliated Managers Group, Inc.	55,036	9,363,275
Evercore, Inc., Class A	52,967	7,346,523
Factset Research Systems, Inc.	50,460	23,644,042
Federated Hermes, Inc., Class B	130,299	4,392,379
Interactive Brokers Group, Inc., Class A	116,664	8,612,136
Janus Henderson Group PLC	230,197	9,836,318
Jefferies Financial Group, Inc.	263,961	9,919,654
SEI Investments Co.	143,205	8,539,314
Stifel Financial Corp.	139,959	9,938,489
Total		91,592,130
Consumer Finance 0.6%
FirstCash, Inc.	54,029	3,449,211
Navient Corp.	224,173	4,422,933
PROG Holdings, Inc.(a)	88,820	4,007,559
SLM Corp.	408,447	7,262,188
Total		19,141,891
Insurance 3.6%
Alleghany Corp.(a)	18,525	11,983,452
American Financial Group, Inc.	88,291	11,796,561
Brighthouse Financial, Inc.(a)	111,005	5,395,953
CNO Financial Group, Inc.	170,679	3,867,586
First American Financial Corp.	146,813	10,890,588
Hanover Insurance Group, Inc. (The)	47,688	5,806,014
Kemper Corp.	79,884	4,419,183
Kinsale Capital Group, Inc.	28,633	5,955,664
Mercury General Corp.	35,499	1,811,159
Old Republic International Corp.	379,770	9,099,289
Primerica, Inc.	52,718	7,757,454
Reinsurance Group of America, Inc.	90,819	8,619,631
RenaissanceRe Holdings Ltd.	62,915	9,695,831
RLI Corp.	53,157	5,463,476
Selective Insurance Group, Inc.	80,282	6,064,502
Unum Group	272,996	6,306,208
Total		114,932,551

Columbia Mid Cap Index Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd.	149,420	6,212,883
MGIC Investment Corp.	453,210	6,390,261
New York Community Bancorp, Inc.	621,114	7,440,946
Washington Federal, Inc.	90,751	2,948,500
Total		22,992,590
Total Financials		474,394,051
Health Care 9.7%
Biotechnology 1.4%
Arrowhead Pharmaceuticals, Inc.(a)	139,252	9,754,603
Exelixis, Inc.(a)	420,790	7,065,064
Halozyme Therapeutics, Inc.(a)	190,108	6,250,751
Neurocrine Biosciences, Inc.(a)	126,413	10,523,882
United Therapeutics Corp.(a)	59,959	11,362,231
Total		44,956,531
Health Care Equipment & Supplies 3.6%
Envista Holdings Corp.(a)	215,382	8,356,822
Globus Medical, Inc., Class A(a)	104,584	6,549,050
Haemonetics Corp.(a)	68,069	3,488,536
Hill-Rom Holdings, Inc.	87,907	13,669,538
ICU Medical, Inc.(a)	26,627	6,023,294
Integra LifeSciences Holdings Corp.(a)	97,152	6,212,870
LivaNova PLC(a)	71,064	5,696,490
Masimo Corp.(a)	67,653	18,815,652
Neogen Corp.(a)	143,550	5,760,662
NuVasive, Inc.(a)	69,006	3,316,428
Penumbra, Inc.(a)	45,927	11,281,968
Quidel Corp.(a)	50,602	7,466,831
STAAR Surgical Co.(a)	63,304	6,025,908
Tandem Diabetes Care, Inc.(a)	84,184	10,819,328
Total		113,483,377
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.(a)	120,024	6,741,748
Amedisys, Inc.(a)	43,584	6,086,505
Chemed Corp.	21,011	9,780,410
Encompass Health Corp.	132,901	7,657,756
HealthEquity, Inc.(a)	111,377	6,090,094
LHC Group, Inc.(a)	42,300	4,852,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(a)	78,001	22,244,325
Option Care Health, Inc.(a)	184,984	4,681,945
Patterson Companies, Inc.	115,163	3,624,180
Progyny, Inc.(a)	91,936	4,667,591
R1 RCM, Inc.(a)	178,785	4,258,659
Tenet Healthcare Corp.(a)	142,985	10,419,317
Total		91,105,186
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.(a)	38,273	7,938,203
Repligen Corp.(a)	68,289	19,564,798
Syneos Health, Inc.(a)	138,216	13,429,067
Total		40,932,068
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	81,673	9,790,142
Nektar Therapeutics(a)	245,491	2,764,229
Perrigo Co. PLC	178,594	6,556,186
Total		19,110,557
Total Health Care		309,587,719
Industrials 19.0%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.(a)	87,719	14,806,090
Curtiss-Wright Corp.	54,606	6,870,527
Hexcel Corp.(a)	111,992	5,754,149
Mercury Systems, Inc.(a)	75,011	3,671,788
Total		31,102,554
Air Freight & Logistics 0.4%
GXO Logistics, Inc.(a)	131,665	12,646,423
Airlines 0.2%
JetBlue Airways Corp.(a)	424,761	5,700,293
Building Products 2.7%
Builders FirstSource, Inc.(a)	276,754	19,217,798
Carlisle Companies, Inc.	69,621	15,678,649
Lennox International, Inc.	45,670	14,112,943
Owens Corning	137,744	11,686,201
Simpson Manufacturing Co., Inc.	58,020	6,693,187
Trex Company, Inc.(a)	154,059	20,454,414
Total		87,843,192

4	Columbia Mid Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	66,504	4,067,385
Clean Harbors, Inc.(a)	66,850	6,781,264
IAA, Inc.(a)	180,040	8,695,932
KAR Auction Services, Inc.(a)	159,186	2,386,198
MillerKnoll, Inc.	100,589	3,816,347
MSA Safety, Inc.	48,679	6,976,674
Stericycle, Inc.(a)	122,683	6,931,589
Tetra Tech, Inc.	72,219	13,337,405
Total		52,992,794
Construction & Engineering 1.4%
AECOM(a)	192,414	13,265,021
Dycom Industries, Inc.(a)	41,110	3,842,963
EMCOR Group, Inc.	71,796	8,568,134
Fluor Corp.(a)	188,880	4,176,137
MasTec, Inc.(a)	76,428	7,044,369
Valmont Industries, Inc.	28,333	6,772,437
Total		43,669,061
Electrical Equipment 2.0%
Acuity Brands, Inc.	47,693	9,602,986
EnerSys	56,779	4,206,756
Hubbell, Inc.	72,632	14,214,082
nVent Electric PLC	224,530	7,820,380
Regal Rexnord Corp.	90,427	14,296,509
Sunrun, Inc.(a)	275,051	12,663,348
Total		62,804,061
Machinery 4.9%
AGCO Corp.	82,564	9,099,378
Colfax Corp.(a)	173,006	8,034,399
Crane Co.	66,564	6,426,089
Donaldson Co., Inc.	167,736	9,465,342
Flowserve Corp.	173,984	5,216,040
Graco, Inc.	226,713	16,525,111
ITT, Inc.	114,998	10,876,511
Kennametal, Inc.	111,679	3,950,086
Lincoln Electric Holdings, Inc.	79,319	10,704,892
Middleby Corp. (The)(a)	74,297	12,978,200
Nordson Corp.	72,204	18,353,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	91,673	9,864,015
Terex Corp.	93,227	3,950,960
Timken Co. (The)	92,687	6,101,585
Toro Co. (The)	142,997	14,379,778
Trinity Industries, Inc.	111,415	2,952,498
Woodward, Inc.	84,954	8,988,133
Total		157,866,552
Marine 0.1%
Kirby Corp.(a)	80,284	4,192,430
Professional Services 1.6%
ASGN, Inc.(a)	70,655	8,597,300
CACI International, Inc., Class A(a)	31,456	8,160,630
FTI Consulting, Inc.(a)	45,783	6,688,439
Insperity, Inc.	47,950	5,549,733
KBR, Inc.	188,036	8,273,584
ManpowerGroup, Inc.	72,435	6,492,349
Science Applications International Corp.	77,412	6,494,093
Total		50,256,128
Road & Rail 2.2%
Avis Budget Group, Inc.(a)	63,103	17,327,453
Knight-Swift Transportation Holdings, Inc.	221,683	12,691,352
Landstar System, Inc.	51,123	8,616,782
Ryder System, Inc.	71,822	5,966,972
Saia, Inc.(a)	35,174	11,648,925
Werner Enterprises, Inc.	82,566	3,724,552
XPO Logistics, Inc.(a)	131,665	9,537,812
Total		69,513,848
Trading Companies & Distributors 0.9%
GATX Corp.	47,415	4,670,378
MSC Industrial Direct Co., Inc., Class A	62,765	4,939,605
Univar, Inc.(a)	228,271	5,914,502
Watsco, Inc.	44,037	12,890,070
Total		28,414,555
Total Industrials		607,001,891

Columbia Mid Cap Index Fund | Third Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.2%
Communications Equipment 0.8%
Ciena Corp.(a)	206,712	12,450,264
Lumentum Holdings, Inc.(a)	101,375	8,796,309
Viasat, Inc.(a)	97,937	4,337,629
Total		25,584,202
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.(a)	95,924	11,669,155
Avnet, Inc.	132,901	4,820,319
Belden, Inc.	59,907	3,694,465
Cognex Corp.	236,016	18,232,236
Coherent, Inc.(a)	32,770	8,485,136
II-VI, Inc.(a)	140,087	8,759,640
Jabil, Inc.	194,776	11,386,605
Littelfuse, Inc.	32,879	9,813,724
National Instruments Corp.	177,614	7,374,533
TD SYNNEX Corp.	55,493	5,741,306
Vishay Intertechnology, Inc.	177,253	3,610,644
Vontier Corp.	225,622	7,109,349
Total		100,697,112
IT Services 1.6%
Alliance Data Systems Corp.	66,456	4,529,641
Concentrix Corp.	57,189	9,493,374
Genpact Ltd.	230,688	11,135,310
Kyndryl Holdings, Inc.(a)	239,431	3,783,010
LiveRamp Holdings, Inc.(a)	90,719	4,257,443
MAXIMUS, Inc.	82,104	6,194,747
Sabre Corp.(a)	430,952	3,245,068
WEX, Inc.(a)	59,834	7,564,214
Total		50,202,807
Semiconductors & Semiconductor Equipment 4.8%
Amkor Technology, Inc.	133,805	2,884,836
Azenta, Inc.	99,234	11,223,365
Cirrus Logic, Inc.(a)	76,930	6,168,247
CMC Materials, Inc.	39,030	5,183,184
First Solar, Inc.(a)	132,063	13,681,727
Lattice Semiconductor Corp.(a)	182,161	13,831,485
MKS Instruments, Inc.	74,064	11,269,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Semtech Corp.(a)	86,717	7,429,045
Silicon Laboratories, Inc.(a)	54,248	10,647,255
SiTime Corp.(a)	19,807	5,911,993
SolarEdge Technologies, Inc.(a)	69,814	22,882,237
SunPower Corp.(a)	110,818	3,174,936
Synaptics, Inc.(a),(b)	47,017	13,270,078
Universal Display Corp.	57,900	8,282,595
Wolfspeed, Inc.(a)	154,227	18,911,315
Total		154,751,876
Software 3.7%
ACI Worldwide, Inc.(a)	156,916	4,572,532
Aspen Technology, Inc.(a)	90,706	13,155,091
Blackbaud, Inc.(a)	56,149	4,237,003
CDK Global, Inc.	162,646	6,284,641
Cerence, Inc.(a)	50,762	3,816,287
CommVault Systems, Inc.(a)	61,267	3,852,469
Digital Turbine, Inc.(a)	116,798	6,197,302
Envestnet, Inc.(a)	72,812	5,582,496
Fair Isaac Corp.(a)	37,915	13,388,924
Manhattan Associates, Inc.(a)	84,679	13,223,473
Mimecast Ltd.(a)	81,657	6,614,217
NCR Corp.(a)	175,502	6,827,028
Paylocity Holding Corp.(a)	52,507	13,249,616
Qualys, Inc.(a)	44,734	5,828,393
SailPoint Technologies Holdings, Inc.(a)	124,137	6,528,365
Teradata Corp.(a)	145,718	6,327,076
Total		119,684,913
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.	183,562	3,381,212
Total Information Technology		454,302,122
Materials 6.0%
Chemicals 2.6%
Ashland Global Holdings, Inc.	75,439	7,624,620
Avient Corp.	121,939	6,707,864
Cabot Corp.	75,763	3,976,042
Chemours Co. LLC (The)	220,599	6,551,790
Ingevity Corp.(a)	52,784	3,795,697
Minerals Technologies, Inc.	44,868	2,946,482

6	Columbia Mid Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NewMarket Corp.	9,633	3,191,413
Olin Corp.	192,887	10,483,409
RPM International, Inc.	173,331	15,780,054
Scotts Miracle-Gro Co. (The), Class A	54,407	7,883,030
Sensient Technologies Corp.	56,305	5,477,914
Valvoline, Inc.	241,431	8,225,554
Total		82,643,869
Construction Materials 0.3%
Eagle Materials, Inc.	55,939	8,626,913
Containers & Packaging 0.8%
AptarGroup, Inc.	88,097	10,535,520
Greif, Inc., Class A	35,462	2,151,834
Silgan Holdings, Inc.	112,073	4,647,667
Sonoco Products Co.	131,326	7,633,981
Total		24,969,002
Metals & Mining 2.1%
Cleveland-Cliffs, Inc.(a)	607,392	12,360,427
Commercial Metals Co.	161,060	4,976,754
Compass Minerals International, Inc.	45,464	2,211,824
Reliance Steel & Aluminum Co.	84,790	12,602,338
Royal Gold, Inc.	87,627	8,765,329
Steel Dynamics, Inc.	258,991	15,487,662
United States Steel Corp.	360,794	8,157,552
Worthington Industries, Inc.	44,229	2,122,107
Total		66,683,993
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	127,187	8,311,670
Total Materials		191,235,447
Real Estate 10.1%
Equity Real Estate Investment Trusts (REITS) 9.6%
American Campus Communities, Inc.	185,796	9,613,085
Apartment Income REIT Corp.	209,645	10,641,580
Brixmor Property Group, Inc.	396,654	9,019,912
Camden Property Trust	134,331	22,192,824
Coresite Realty Corp.	59,042	10,099,134
Corporate Office Properties Trust	150,039	3,850,001
Cousins Properties, Inc.	198,593	7,498,872
CyrusOne, Inc.	165,644	14,745,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Douglas Emmett, Inc.	234,367	7,680,207
EastGroup Properties, Inc.	53,966	10,992,874
EPR Properties	99,911	4,607,895
First Industrial Realty Trust, Inc.	172,472	10,419,033
Healthcare Realty Trust, Inc.	194,375	6,087,825
Highwoods Properties, Inc.	139,187	6,012,878
Hudson Pacific Properties, Inc.	203,655	4,956,963
JBG SMITH Properties	155,078	4,309,618
Kilroy Realty Corp.	139,986	9,033,297
Kite Realty Group Trust	291,657	5,868,139
Lamar Advertising Co., Class A	115,884	12,661,486
Life Storage, Inc.	104,602	13,822,108
Macerich Co. (The)	284,502	5,365,708
Medical Properties Trust, Inc.	795,638	16,939,133
National Retail Properties, Inc.	234,536	10,343,038
National Storage Affiliates Trust	108,933	6,686,308
Omega Healthcare Investors, Inc.	319,050	8,914,257
Park Hotels & Resorts, Inc.(a)	315,868	5,256,043
Pebblebrook Hotel Trust	175,480	3,676,306
Physicians Realty Trust	290,375	5,177,386
PotlatchDeltic Corp.	89,548	4,848,129
PS Business Parks, Inc.	26,855	4,704,996
Rayonier, Inc.	188,759	7,129,427
Rexford Industrial Realty, Inc.	183,970	12,892,618
Sabra Health Care REIT, Inc.	294,940	3,813,574
SL Green Realty Corp.	89,700	6,227,871
Spirit Realty Capital, Inc.	159,079	7,088,560
STORE Capital Corp.	326,588	10,757,809
Urban Edge Properties	147,065	2,533,930
Total		306,468,453
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	67,719	15,907,870
Total Real Estate		322,376,323

Columbia Mid Cap Index Fund | Third Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.1%
Electric Utilities 1.0%
Allete, Inc.	69,811	4,093,019
Hawaiian Electric Industries, Inc.	146,000	5,546,540
IDACORP, Inc.	67,471	7,058,816
OGE Energy Corp.	267,359	9,175,761
PNM Resources, Inc.	114,644	5,645,070
Total		31,519,206
Gas Utilities 1.2%
National Fuel Gas Co.	121,785	7,040,391
New Jersey Resources Corp.	128,801	4,737,301
ONE Gas, Inc.	71,458	4,633,337
Southwest Gas Holdings, Inc.	78,927	5,194,186
Spire, Inc.	69,031	4,131,505
UGI Corp.	279,277	11,520,176
Total		37,256,896
Multi-Utilities 0.5%
Black Hills Corp.	84,786	5,436,479
MDU Resources Group, Inc.	270,374	7,362,284
NorthWestern Corp.	68,867	3,808,345
Total		16,607,108
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
Essential Utilities, Inc.	298,700	14,119,549
Total Utilities		99,502,759
Total Common Stocks (Cost $1,811,590,868)		3,171,677,859

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(c),(d)	23,550,059	23,547,704
Total Money Market Funds (Cost $23,547,697)		23,547,704
Total Investments in Securities (Cost: $1,835,138,565)		3,195,225,563
Other Assets & Liabilities, Net		(3,944,787)
Net Assets		3,191,280,776

At November 30, 2021, securities and/or cash totaling $2,088,576 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	37	12/2021	USD	10,012,940	164,743	—
S&P Mid 400 Index E-mini	46	12/2021	USD	12,448,520	—	(611,830)
Total					164,743	(611,830)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2021.
8	Columbia Mid Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	42,608,964	412,294,026	(431,355,286)	—	23,547,704	—	13,383	23,550,059
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | Third Quarter Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT196_02_M01_(01/22)